Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Minimum lease payments under operating leases to be received in the future, excluding rental income under master lease agreements
2012	$ 98,997
2013	90,119
2014	77,130
2015	65,454
2016	54,132
Thereafter	185,554
Total	571,386
Increase in rental income for the period of occupancy for which stepped rent increases apply	1,562	1,579	(732)
Increase in accounts receivable as a result of increase in rental income for the period of occupancy for which stepped rent increases apply	$ 19,633	$ 18,071